Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	€ 511,727	€ 418,294	€ 386,843
Trading derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	9,978,141	7,837,818	6,463,470
Market value	6,347	5,739	2,111
Trading derivatives | Forward rate agreements
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	1,992,413	829,913	100,579
Market value	13	3	22
Trading derivatives | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	6,127,812	5,381,966	4,844,043
Market value	6,364	5,514	2,387
Trading derivatives | Options, futures and other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	377,285	398,519	495,994
Market value	(297)	(51)	(1,261)
Trading derivatives | Credit default swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	41,111	22,462	16,185
Market value	(572)	(86)	(6)
Trading derivatives | Foreign currency purchases and sales
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	514,268	471,955	384,024
Market value	595	33	423
Trading derivatives | Foreign currency options
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	221,159	77,934	54,967
Market value	528	288	150
Trading derivatives | Currency swap contract
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	625,765	586,405	496,441
Market value	(838)	(581)	(245)
Trading derivatives | Securities and commodities derivatives and other
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	78,328	68,664	71,237
Market value	€ 554	€ 619	€ 641